Tax expenses (Schedule of Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Income taxes	₪ 53,974	$ 15,334		₪ 57,820	₪ 67,672
Statutory tax rate	23.00%	23.00%		23.00%	23.00%
Tax computed by statutory tax rate	₪ 12,414	$ 3,527		₪ 13,299	₪ 15,565
Tax increments (savings) due to:
Non-deductible expenses	147	42		97	39
Tax exempt Income	(844)	(240)		(1,202)	(153)
Profit or loss for tax for which deferred taxes were not provided	(13)	(4)		12	0
Taxes for previous years	358	102		0	0
Other	348	99		513	12
Total Reconciliation of the statutory tax rate to the effective tax rate	₪ 12,410	$ 3,526	[1]	₪ 12,719	₪ 15,463

[1]	Convenience Translation into US Dollars.